[DECHERT LETTERHEAD]

September 4, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to forty-one series of the Trust. The interactive data relates to supplements filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on August 15, 2012.

The Prospectus relating to two series of the Trust was filed January 17, 2012 with the SEC via electronic transmission as part of Post-Effective Amendment (“PEA”) No. 163 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to thirty-four series of the Trust was filed February 28, 2012 with the SEC via electronic transmission as part of PEA No. 167 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to two series of the Trust was filed April 27, 2012 with the SEC via electronic transmission as part of PEA No. 172 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to one series of the Trust was filed June 7, 2012 with the SEC via electronic transmission as part of PEA No. 176 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to one series of the Trust was filed June 29, 2012 with the SEC via electronic transmission as part of PEA No. 180 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to one series of the Trust was filed July 27, 2012 with the SEC via electronic transmission as part of PEA No. 183 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to Class A and Y Shares of one series of the Trust was filed August 10, 2012 with the SEC via electronic transmission as part of PEA No. 184 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7128 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:	John V. O’Hanlon
Mary Beth Rhoden

Dechert LLP